Other taxes and royalties - Summary of other taxes and royalties (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities 1 [Abstract]
Royalties and others	$ 26,008	$ 33,862
Tax withholdings	12,497	1,603
Personal assets tax	8,132	912
Other	1,078	172
Total current other taxes and royalties	$ 47,715	$ 36,549